Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.31

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Valuation Comments	Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
2024090710	XXX	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					XXX considerations: -For residential use, not income producing -Lot size and acreage typical -Present use highest and best use -XXX out of XXX comps w/in XXX miles -No Outbuilding value -XXX more than XXX% built up -Community population at least XXX? -Distance to major XXX population XXX miles? -Distance to employment other services a XXX miles?	1.1	5.0
2024090709	XXX	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3rd Party Desk Review value is moderate with no recommendation for an additional review; CDA Value to Appraisal Value variance is XXX% (pg 79).	3.3	3.5
2024090708	XXX	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																			pg 69	1.0
2024090707	XXX	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			CDA p 653	1.1	1.4
2024090706	XXX	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																			Last sale was XXX due to death of co-owner per title p448. Subject is not a log home per appraiser p72, just exterior; p77 Moderate Risk	1.0	3.0